Average Annual Total Returns - First Trust Managed Municipal ETF	First Trust Managed Municipal ETF 1 Year	First Trust Managed Municipal ETF 5 Years	First Trust Managed Municipal ETF Since Inception	First Trust Managed Municipal ETF Inception Date	First Trust Managed Municipal ETF After tax on distributions 1 Year	First Trust Managed Municipal ETF After tax on distributions 5 Years	First Trust Managed Municipal ETF After tax on distributions Since Inception	First Trust Managed Municipal ETF After tax on distributions and sale of fund shares 1 Year	First Trust Managed Municipal ETF After tax on distributions and sale of fund shares 5 Years	First Trust Managed Municipal ETF After tax on distributions and sale of fund shares Since Inception	Bloomberg Barclays Revenue 10 Year (8-12) Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Revenue 10 Year (8-12) Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Revenue 10 Year (8-12) Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.46%	4.45%	4.63%	May 13, 2014	3.51%	3.34%	3.47%	2.62%	2.92%	3.05%	5.46%	4.06%	4.19%